Other Expense, Net - Other Expense, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Components of Other Expense (Income), Net [Line Items]
Other expense, net	$ 39	$ 30
Impairment of investment	17	0
North America [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	15
Pension settlement		13
Other expense, net	15	13
Europe [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	14	17
Other expense, net	95	$ 17
Impairment of long-lived assets	64
Impairment of investment	17
Asia [Member]
Components of Other Expense (Income), Net [Line Items]
Gain on formation of a new venture	(45)
Corporate and Other [Member]
Components of Other Expense (Income), Net [Line Items]
Gain on sale of investment	$ (26)